15. CREDIT FACILITY	12 Months Ended
Dec. 31, 2020
Notes
15. CREDIT FACILITY

15.CREDIT FACILITY

On June 4, 2019, Bridging Finance Inc. (the “Lender”) entered into a credit agreement (the “Credit Agreement”) with the Company and PharmaCo Inc. (“PharmaCo”) (collectively, the “Borrowers”) pursuant to which the Lender established a non-revolving credit facility (the “Facility”) for the Borrowers in a maximum principal amount of  $36,610,075  (the “Facility Limit”). The purpose of the Facility was so that the Borrowers can purchase certain real estate and business assets in the state of Michigan, to make additional permitted acquisitions and for general corporate and operating purposes.

The obligations under the Facility were due and payable on the earlier of: (a) the termination date (being January 4, 2020); and (b) the acceleration date (being the earlier of the date of an insolvency event or that a demand notice is delivered pursuant to the terms of the Credit Agreement).

In respect of the advance made by the Lender to the Borrowers under the Facility, the Borrowers agreed to pay the Lender:

(a) Interest at the prime rate plus 10.55% per annum calculated and compounded monthly, payable monthly in arrears on the last day of each month; and

(b) A work fee equal to $909,360 (the “Work Fee”) (paid by the Company).

The obligations under the Facility are secured by general security agreements on each Borrower, mortgages on certain owned real property of PharmaCo among other security obligations.

As the funds under the Facility (net of the Work Fee, commissions and other transaction expenses of the Lender) were advanced by the Lender directly to MichiCann, MichiCann in turn advanced the funds (net of MichiCann’s transaction expenses) to PharmaCo pursuant to a Promissory Note issued by PharmaCo to MichiCann in the principal amount of $30,648,547 (Note 11).

The Company paid financing fees related to the Facility, including the Work Fee, of $2,361,459 which has been included as finance expenses for the year ended December 31, 2019.

The Company also deducted a debt service reserve of $3,323,524 from the total principal amount which serves to pay the interest on the Facility as it is incurred. During the year ended December 31, 2019, the Company incurred interest expense of $3,540,353 on the Facility. As such, as of December 31, 2019 the debt service reserve balance is $nil as it was applied against the interest reserve amount. As at December 31, 2019, interest payable of $235,675 has been included in the bridge financing amount. As a result, the bridge financing balance as at December 31, 2019 was $36,610,075.

On January 10, 2020, the Facility was amended (the “Amended Facility”) pursuant to an amended and restated agreement between the Lender, MichiCann (as guarantor) and PharmaCo, RWB Illinois, Inc. (“RWB”) and MAG. The Amended Facility consisting of Non-revolving Facility A and Facility B.  Non-revolving Facility A for USD$27,000,000 was used to pay the outstanding advances from the bridge financing of CAD$36,610,075.  As a result, the old bridge financing facility balance was fully paid.

The obligations under the Amended Facility are due and payable on the earlier of:

(a) the termination date (being July 10, 2021 subject to the right of the Borrowers to extend the termination date by paying a 1% fee for two additional six-month periods for a total of 30 months); and

(b) the acceleration date (being the earlier of the date of an insolvency event or that a demand notice is delivered pursuant to the terms of the Amended Facility).

The Company's intention is to exercise the right to extend the termination date on July 10, 2021.  Therefore, the outstanding balance at December 31, 2020 has been treated as a non-current liability.

In respect of the advance made by the Lender to the Borrowers under the Facility, the Borrowers agreed to pay the Lender:

(a) Interest at the prime rate plus 12% per annum calculated and compounded monthly, payable monthly in arrears on the last day of each month; and

(b) A work fee equal to $1,492,500 (the “Amended Work Fee”) (paid by the Company).

The work fee of $1,492,500 was recognized as transaction cost and offset against the debt.  $817,462 of the total work fee was expensed in the year ended December 31, 2020.

During the year ended December 31, 2020, the Company satisfied all financial covenants.  Covenants include prompt payment, preservation of corporate existence, compliance with laws, payment of taxes, maintain of records, maintenance of properties, inspection, insurance coverage, perform obligations, notice of certain events, completion of RTO, discharge of all obligations and liabilities arising under ERISA and further assurance.

The total interest recorded during the year ended December 31, 2020 was $7,922,884  (2019 - $3,540,353).

A continuity of the credit facility balance is as follows:

Balances, December 31, 2018	$-
Original credit agreement	36,610,075
Balances, December 31, 2019	$36,610,075

Repaid on January 10, 2020	$(36,610,075)
Amended credit agreement	65,490,910
Work fee recognized contra liability	(1,966,043)
Work fee expensed	1,291,005
Balances, December 31, 2020	$64,815,872